Investment Property (Details 2) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	[1]	Dec. 31, 2015 ILS (₪)	[1]
Disclosure of detailed information about investment property [line items]
Increase of 5% in net operating rental income (NOI)	₪ 2,831	$ 817	₪ 2,841		₪ 2,808
Northern Europe [Member]
Disclosure of detailed information about investment property [line items]
Increase of 25 basis points in capitalization rate	(752)
Decrease of 25 basis points in capitalization rate	825
Increase of 5% in net operating rental income (NOI)	849
Increase of 5% in average market rent	1,133
Brazil [Member]
Disclosure of detailed information about investment property [line items]
Increase of 25 basis points in capitalization rate	(34)
Decrease of 25 basis points in capitalization rate	28
Increase of 5% in net operating rental income (NOI)	123
Increase of 5% in average market rent	94
Central and Eastern Europe [Member]
Disclosure of detailed information about investment property [line items]
Increase of 25 basis points in capitalization rate	(363)
Decrease of 25 basis points in capitalization rate	392
Increase of 5% in net operating rental income (NOI)	506
Increase of 5% in average market rent	564
Israel [Member]
Disclosure of detailed information about investment property [line items]
Increase of 25 basis points in capitalization rate	(88)
Decrease of 25 basis points in capitalization rate	95
Increase of 5% in net operating rental income (NOI)	127
Increase of 5% in average market rent	₪ 144

[1]	Reclassified, refer to note 2ff.